Income tax expenses- Composition of deferred tax assets and liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Deferred tax assets
Licensed copyrights		¥ 2,475	¥ 1,191
Tax losses carried forward and others		21,896	9,467
Total deferred tax assets, gross		24,371	10,658
Valuation allowance		(21,838)	(8,476)
Total deferred tax assets		2,533	2,182
Deferred tax liabilities
Identifiable intangible assets		(12,659)	(9,181)
Withholding tax on undistributed earnings		(7,901)	(8,375)
Investment securities and others		(1,957)	(1,756)
Total deferred tax liabilities	$ (3,355)	(22,517)	(19,312)
Net deferred tax liabilities		¥ (19,984)	¥ (17,130)
Assumed percentage of distributable reserve of major PRC subsidiaries to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%
Undistributed earnings intended to be invested indefinitely in the PRC		¥ 49,700	¥ 28,600
United States
Income tax
Accumulated tax losses of subsidiaries		3,690
Indonesia
Income tax
Accumulated tax losses of subsidiaries		3,686
Singapore
Income tax
Accumulated tax losses of subsidiaries		3,075
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 73,148